Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Deposits, Prepayment and Other Receivables
Schedule of deposits, prepayment and other receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2020	2021
	HK$	HK$

Prepaid insurance and others	494	494
Other receivables	1,956	2,637
	2,450	3,131